Consolidated Balance Sheets - USD ($)	Dec. 31, 2023	Dec. 31, 2022
Current Assets:
Cash	$ 3,058	$ 15,005
Account receivables	2,618
Other receivables	635	1,461
Advances to suppliers	170,922	58,236
TOTAL ASSETS	177,233	74,702
Current Liabilities:
Accounts payable		83
Payroll payable	7,874	8,002
Taxes payable		1,570
Other payables	110,298	124,986
Shares to be issued	107,200
TOTAL LIABILITIES	721,197	382,201
Commitments and Contingencies
Stockholders’ Equity:
Common Stock, no par value, 100,000,000 shares authorized; 45,000,000 shares issued and outstanding as of December 31, 2023 and 2022
Additional paid-in capital	500,000	500,000
Accumulated deficits	(1,064,348)	(814,339)
Other comprehensive income	20,384	6,840
Total Stockholders’ Equity	(543,964)	(307,499)
TOTAL LIABILITIES AND STOCKHOLDERS’ EQUITY	177,233	74,702
Nonrelated Party [Member]
Current Liabilities:
Advances from customers - related party	31,768	25,803
Related Party [Member]
Current Liabilities:
Advances from customers - related party	366,919	1,703
Due to related parties	$ 97,138	$ 220,054